Summary of Significant Accounting Policies (Details) - Schedule of fixed assets represent property and equipment - Xos, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Minimum [Member] | Computers, Software and related equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Computers, Software and related equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years